CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenues	$ 2,663	$ 1,946	$ 5,346	$ 4,142
Direct operating costs	(1,433)	(1,063)	(2,779)	(2,302)
General and administrative expenses	(96)	(72)	(191)	(133)
Depreciation and amortization expense	(492)	(375)	(961)	(775)
Profit (loss) from operating activities	642	436	1,415	932
Interest expense	(362)	(247)	(717)	(529)
Share of profit (loss) of associates and joint ventures accounted for using equity method	10	11	77	59
Mark-to-market on hedging items	(15)	(75)	20	123
Other income	1,317	28	1,344	234
Income before income tax	1,592	97	2,139	351
Income tax (expense) recovery
Current	(74)	(55)	(168)	(113)
Deferred	(212)	(8)	(252)	(56)
Net income	1,306	34	1,719	182
Marketable securities	45	38	165	46
Attributable to:
Limited partners	192	(67)	281	(15)
General partner	51	45	101	91
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	79	(29)	116	(8)
Noncontrolling Interest In Net Income (Loss) Limited Partnerships, Class A shares of Brookfield Infrastructure	29	(10)	43	(10)
Non-controlling Interest In Net Income (Loss), Exchange LP Units	1	0	1	0
Interest of others in operating subsidiaries	$ 954	$ 95	$ 1,177	$ 124
Basic and diluted (loss) earnings per unit attributable to:
Limited partners	$ 0.61	$ (0.25)	$ 0.88	$ (0.12)